Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2010

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ADVISOR II, SCUDDER GATEWAY ELITE, SCUDDER GATEWAY PLUS AND SCUDDER GATEWAY INCENTIVE

September 24, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account KG 1940 Act Registration Number: 811-7767 1933 Act Registration Numbers: 333-9965, 333-81019, 333-63091, 333-46716, 333-90539 CIK: 0001019130 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KG, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios (Class I-2)	832566	August 23, 2010
Credit Suisse Trust (Class 1)	941568	September 1, 2010
Dreyfus Investment Portfolios (Initial Shares)	1056707	August 16, 2010
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	890064	August 16, 2010
DWS Investment VIT Funds (Class A)	1006373	August 16, 2010
DWS Variable Series I (Class A)	764797	August 26, 2010
DWS Variable Series II (Class A)	810573	August 26, 2010
Janus Aspen Series (Institutional Shares)	906185	August 27, 2010
Invesco Variable Insurance Funds (Series I Shares)	896435	August 27, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772